Commitments And Contingencies (Tables)	12 Months Ended
Dec. 31, 2011
Commitments And Contingencies [Abstract]
Minimum Lease Commitments Under Non-Cancelable Operating Leases

Year ending December 31:	Minimum Lease Commitment
2012	$20,068
2013	12,964
2014	6,661
2015	3,210
2016	428
Thereafter	—

Total minimum lease commitments	$43,331